UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Sands Capital Global Growth Fund

Institutional Class Shares - SCMGX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Institutional Class Shares	$47	0.99%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$778,307,717	36	$3,485,609	13%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	1.8%
United Kingdom	1.5%
Belgium	1.6%
Sweden	2.0%
Japan	2.6%
Argentina	2.9%
South Korea	4.3%
Canada	4.5%
Switzerland	5.6%
Taiwan	6.1%
Netherlands	6.3%
India	6.7%
United States	53.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	9.7%
Alphabet, Cl A	6.8%
Taiwan Semiconductor Manufacturing ADR	6.1%
Amazon.com	5.0%
ASML Holding, Cl G	4.4%
SK hynix	4.3%
Galderma Group	3.8%
Bloom Energy, Cl A	3.6%
Netflix	3.4%
MercadoLibre	2.9%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-826-5646

  https://www.sandscapital.com/document-library-mutual-funds/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-826-5646 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SCMGX-SAR-2026

The Advisors' Inner Circle Fund

Sands Capital Global Growth Fund

Investor Class Shares - SCGVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Investor Class Shares	$58	1.21%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$778,307,717	36	$3,485,609	13%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	1.8%
United Kingdom	1.5%
Belgium	1.6%
Sweden	2.0%
Japan	2.6%
Argentina	2.9%
South Korea	4.3%
Canada	4.5%
Switzerland	5.6%
Taiwan	6.1%
Netherlands	6.3%
India	6.7%
United States	53.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	9.7%
Alphabet, Cl A	6.8%
Taiwan Semiconductor Manufacturing ADR	6.1%
Amazon.com	5.0%
ASML Holding, Cl G	4.4%
SK hynix	4.3%
Galderma Group	3.8%
Bloom Energy, Cl A	3.6%
Netflix	3.4%
MercadoLibre	2.9%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-826-5646

  https://www.sandscapital.com/document-library-mutual-funds/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-826-5646 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SCGVX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund

Sands Capital Global Growth Fund

Semi-Annual Financials and Other Information

April 30, 2026

Investment Adviser:
Sands Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND April 30, 2026

TABLE OF CONTENTS

Financial Statements (N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets & Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Other Information (Form N-CSRS Items 8-11)	27

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026 (Unaudited)

Schedule of Investments
Common Stock†† — 99.5%

	SHARES	VALUE
Argentina — 2.9%
Consumer Discretionary — 2.9%
MercadoLibre *	12,788	$22,924,152

Total Argentina		22,924,152

Australia — 0.8%
Health Care — 0.8%
Pro Medicus	64,073	6,288,594

Total Australia		6,288,594

Belgium — 1.6%
Health Care — 1.6%
Argenx ADR *	15,662	12,243,299

Total Belgium		12,243,299

Canada — 4.5%
Consumer Discretionary — 1.6%
Dollarama	98,712	12,615,602

Information Technology — 2.9%
Shopify, Cl A *	182,526	22,109,375

Total Canada		34,724,977

Germany — 1.0%
Communication Services — 1.0%
CTS Eventim & KGaA	112,389	7,418,122

Total Germany		7,418,122

India — 6.7%
Consumer Discretionary — 2.9%
Titan	479,203	22,246,833

Financials — 3.8%
Bajaj Finance	1,887,881	18,751,648

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026 (Unaudited)

Common Stock†† — continued

	SHARES	VALUE
Financials — (continued)
HDFC Bank	1,340,525	$10,964,253
		29,715,901

Total India		51,962,734

Japan — 2.6%
Information Technology — 2.6%
Keyence	44,500	20,410,634

Total Japan		20,410,634

Netherlands — 6.3%
Financials — 1.9%
Adyen *	13,469	15,199,224

Information Technology — 4.4%
ASML Holding, Cl G	23,609	33,973,115

Total Netherlands		49,172,339

South Korea — 4.3%
Information Technology — 4.3%
SK hynix	37,738	33,653,567

Total South Korea		33,653,567

Sweden — 2.0%
Communication Services — 2.0%
Spotify Technology *	35,324	15,773,932

Total Sweden		15,773,932

Switzerland — 5.6%
Consumer Discretionary — 1.8%
On Holding, Cl A *	399,141	14,213,411

Health Care — 3.8%
Galderma Group	139,512	29,268,701

Total Switzerland		43,482,112

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026 (Unaudited)

Common Stock†† — continued

	SHARES	VALUE
Taiwan — 6.1%
Information Technology — 6.1%
Taiwan Semiconductor Manufacturing ADR	118,955	$47,113,317

Total Taiwan		47,113,317

United Kingdom — 1.5%
Financials — 1.5%
3i Group PLC	337,524	11,738,310

Total United Kingdom		11,738,310

United States — 53.6%
Communication Services — 10.1%
Alphabet, Cl A	136,533	52,537,898
Netflix *	279,119	26,128,330
		78,666,228

Consumer Discretionary — 10.8%
Amazon.com *	145,773	38,638,591
Carvana, Cl A *	42,836	16,954,489
DoorDash, Cl A *	110,450	18,627,392
Flutter Entertainment *	92,333	9,965,501
		84,185,973

Financials — 4.2%
Intercontinental Exchange	95,439	15,087,951
Visa, Cl A	52,952	17,465,688
		32,553,639

Health Care — 2.6%
Intuitive Surgical *	45,305	20,732,021

Industrials — 10.8%
Axon Enterprise *	49,747	19,986,355
Bloom Energy, Cl A *	98,272	27,846,354
Builders FirstSource *	127,355	10,072,507
Carlisle	44,383	15,767,505
Tetra Tech	323,308	10,449,314
		84,122,035

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026 (Unaudited)

Common Stock†† — continued
	SHARES	VALUE
Information Technology — 15.1%
AppLovin, Cl A *	26,941	$12,025,115
Cloudflare, Cl A *	87,182	17,869,695
NVIDIA	378,910	75,619,069
Samsara, Cl A *	408,910	11,752,073
		117,265,952

Total United States		417,525,848

Total Common Stock
(Cost $462,235,546)		774,431,937

Total Investments— 99.5%
(Cost $462,235,546)		$774,431,937

Percentages are based on Net Assets of $778,307,717.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026 (Unaudited)

The following is a summary of the level of inputs as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$22,924,152	$—	$—	$22,924,152
Australia	—	6,288,594	—	6,288,594
Belgium	12,243,299	—	—	12,243,299
Canada	34,724,977	—	—	34,724,977
Germany	—	7,418,122	—	7,418,122
India	—	51,962,734	—	51,962,734
Japan	—	20,410,634	—	20,410,634
Netherlands	33,973,115	15,199,224	—	49,172,339
South Korea	—	33,653,567	—	33,653,567
Sweden	15,773,932	—	—	15,773,932
Switzerland	14,213,411	29,268,701	—	43,482,112
Taiwan	47,113,317	—	—	47,113,317
United Kingdom	—	11,738,310	—	11,738,310
United States	417,525,848	—	—	417,525,848
Total Common Stock	598,492,051	175,939,886	—	774,431,937
Total Investments in Securities	$598,492,051	$175,939,886	$—	$774,431,937

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $462,235,546)	$774,431,937
Cash and Cash Equivalents	8,159,924
Foreign Currency, at Value (Cost $7,410)	7,358
Receivable for Investment Securities Sold	1,194,481
Foreign Tax Reclaim Receivable	325,368
Dividend Receivable	147,099
Receivable for Capital Shares Sold	109,290
Prepaid Expenses	30,194
Total Assets	784,405,651

Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities	4,520,916
Payable for Capital Shares Redeemed	878,858
Payable due to Investment Adviser	531,467
Payable due to Administrator	56,275
Chief Compliance Officer Fees Payable	5,650
Trustee Fees Payable	5,014
Shareholder Servicing Fees Payable	2,474
Unrealized loss on spot contracts	886
Other Accrued Expenses	96,394
Total Liabilities	6,097,934
Net Assets	$778,307,717

Net Assets Consist of:
Paid-in Capital	$467,647,592
Total Distributable Earnings	310,660,125
Net Assets	$778,307,717

Net Asset Value Per Share —
Institutional Class Shares ($756,082,546 ÷ 33,635,917 shares)*	$22.48
Net Asset Value Per Share —
Investor Class Shares ($22,225,171 ÷ 1,037,140 shares)*	$21.43

*	Redemption price per share may vary depending on length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
For the Six Months Ended
April 30, 2026 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividend Income	$1,150,010
Interest Income	243,259
Less: Foreign Taxes Withheld	(130,490)
Total Investment Income	1,262,779

Expenses:
Investment Advisory Fees	3,485,609
Administration Fees	369,074
Shareholder Servicing Fees - Investor Class Shares	26,463
Trustee Fees	9,438
Chief Compliance Officer Fees	4,690
Transfer Agent Fees	60,540
Audit Fees	25,007
Legal Fees	24,502
Registration Fees	22,076
Custodian Fees	20,004
Printing Fees	16,759
Insurance and Other Expenses	23,528
Total Expenses	4,087,690
Less:
Fees Paid Indirectly (See Note 4)	(6,377)
Net Expenses	4,081,313
Net Investment Loss	(2,818,534)
Net Realized Gain (Loss) on:
Investments	50,996,611
Foreign Currency Transactions	(40,754)
Net Realized Gain	50,955,857
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(118,159,276)
Foreign Currency Translation	7,136
Foreign Capital Gains Tax on Appreciated Securities	2,384,161
Net Change in Unrealized Depreciation	(115,767,979)
Net Realized and Unrealized Loss	(64,812,122)
Net Decrease in Net Assets Resulting from Operations	$(67,630,656)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Loss	$(2,818,534)	$(6,839,932)
Net Realized Gain	50,955,857	341,429,816
Net Change in Unrealized Appreciation (Depreciation)	(115,767,979)	(76,773,149)
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,630,656)	257,816,735
Distributions:
Institutional Class Shares	(269,729,797)	(103,565,574)
Investor Class Shares	(8,880,851)	(2,198,026)
Total Distributions	(278,610,648)	(105,763,600)
Capital Share Transactions:
Institutional Class Shares
Issued	13,456,007	22,918,872
Reinvestment of Distributions	261,579,514	100,163,208
Redemption Fees (See Note 2)	25,419	47,219
Redeemed	(112,576,575)	(574,518,016)
Net Institutional Class Shares Transactions	162,484,365	(451,388,717)
Investor Class Shares
Issued	803,531	2,644,961
Reinvestment of Distributions	8,880,851	2,198,026
Redemption Fees (See Note 2)	—	478
Redeemed	(5,679,321)	(3,479,807)
Net Investor Class Shares Transactions	4,005,061	1,363,658
Net Increase/Decrease in Net Assets from Capital Share Transactions	166,489,426	(450,025,059)
Total Decrease in Net Assets	(179,751,878)	(297,971,924)
Net Assets:
Beginning of Period/Year	958,059,595	1,256,031,519
End of Period/Year	$778,307,717	$958,059,595

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Share Transactions:
Institutional Class Shares
Issued	579,494	723,339
Reinvestment of Distributions	11,169,250	3,248,888
Redeemed	(4,748,344)	(17,590,818)
Net Institutional Class Shares Transactions	7,000,400	(13,618,591)
Investor Class Shares
Issued	35,410	85,062
Reinvestment of Distributions	397,888	73,537
Redeemed	(261,350)	(114,929)
Net Investor Class Shares Transactions	171,948	43,670
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,172,348	(13,574,921)

Amounts designated as "—" are $0 or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Institutional Class Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Period/Year	$34.87		$30.60	$22.61	$21.60	$46.72	$34.86
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.08)		(0.18)	(0.15)	(0.12)	(0.17)	(0.32)
Net Realized and Unrealized Gain (Loss)	(1.99)		7.13	8.14	1.13	(20.10)	13.46
Total from Investment Operations	(2.07)		6.95	7.99	1.01	(20.27)	13.14
Dividends and Distributions from:
Net Investment Income	(0.02)		—	—	—	—	—
Net Realized Gains	(10.30)		(2.68)	—	—	(4.85)	(1.28)
Total Dividends and Distributions	(10.32)		(2.68)	—	—	(4.85)	(1.28)
Redemption Fees^	—		—	—	—	—	—
Net Asset Value, End of Period/Year	$22.48		$34.87	$30.60	$22.61	$21.60	$46.72
Total Return††	(7.10)%		23.85%	35.34%	4.68%	(47.86)%	38.39%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$756,083		$928,859	$1,231,601	$1,101,192	$1,244,453	$2,754,537
Ratio of Expenses to Average Net Assets	0.99	%**	0.97%	0.96%	0.97%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.99	%**	0.97%	0.97%	0.97%	0.95%	0.95%
Ratio of Net Investment Loss to Average Net Assets	(0.68	)%**	(0.57)%	(0.50)%	(0.49)%	(0.59)%	(0.78)%
Portfolio Turnover Rate	13	%***	37%	17%	15%	21%	32%

^	See Note 2 in the Notes to Financial Statements.

**	Annualized

***	Not annualized.

†	Per share data calculated using average shares method.

††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0.00 or round to $0.00 per share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Investor Class Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Period/Year	$33.75		$29.74	$22.04	$21.09	$45.78	$34.24
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.11)		(0.23)	(0.22)	(0.17)	(0.25)	(0.43)
Net Realized and Unrealized Gain (Loss)	(1.91)		6.92	7.92	1.12	(19.62)	13.22
Total from Investment Operations	(2.02)		6.69	7.70	0.95	(19.87)	12.79
Dividends and Distributions from:
Net Realized Gains	(10.30)		(2.68)	—	—	(4.85)	(1.28)
Total Dividends and Distributions	(10.30)		(2.68)	—	—	(4.85)	(1.28)
Redemption Fees^	—		—	—	—	0.03	0.03
Net Asset Value, End of Period/Year	$21.43		$33.75	$29.74	$22.04	$21.09	$45.78
Total Return††	(7.21)%		23.64%	34.94%	4.50%	(47.91)%	38.15%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$22,225		$29,201	$24,431	$17,493	$18,924	$35,978
Ratio of Expenses to Average Net Assets	1.21	%**	1.15%	1.21%	1.20%	1.15%	1.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.21	%**	1.15%	1.22%	1.20%	1.15%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(0.90	)%**	(0.74)%	(0.75)%	(0.72)%	(0.78)%	(0.98)%
Portfolio Turnover Rate	13	%***	37%	17%	15%	21%	32%

^	See Note 2 in the Notes to Financial Statements.

**	Annualized

***	Not annualized.

†	Per share data calculated using average shares method.

††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0.00 or round to $0.00 per share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment global company with 26 funds. The financial statements herein are those of the Sands Capital Global Growth Fund (the “Fund”). The Fund consists of Institutional Class Shares and Investor Class Shares which commenced operations on March 31, 2010. The investment objective of the Fund is long-term capital appreciation. The Fund, a diversified fund, invests primarily in equity securities of publicly-traded companies located anywhere in the world, including equity securities in developing or emerging markets. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board ("FASB") in Accounting Standards Codification ("ASC") Topic 946, Financial Services - Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates —The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the financial statement date.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
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Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”) monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

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The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held. Such securities are classified as Level 2 in the fair value hierarchy.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP; the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

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Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of and during the six months ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any interest or penalties.

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Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Fund has accrued foreign capital gain tax in the amount of $4,520,916, presented on the Statement of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized gains and losses on foreign currency transactions and net change in unrealized appreciation and depreciation on foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income (loss) and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

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April 30, 2026 (Unaudited)

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the Fund for the benefit of the remaining shareholders. For the six months ended April 30, 2026, Institutional Class Shares had $25,419 of redemption fees and the Investor Class Shares had $0 of redemption fees.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

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3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for which the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2026, the Fund incurred $369,074 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Distribution Agreement.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the six months ended April 30, 2026, the Investor Class Shares incurred 0.22% of average daily net assets or $26,463 of shareholder servicing fees.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026 (Unaudited)

Brown Brothers Harriman & Co. (BBH) serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. For the six months ended April 30, 2026, the Fund earned cash management credits of $6,377 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5.	Investment Advisory Agreement:

Sands Capital Management, LLC (the “Adviser”) serves as the investment adviser for the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.10% and 1.35% of the Fund’s Institutional Class Shares’ and Investor Class Shares’ average daily net assets, respectively, until March 31, 2027. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. To date, no fees were recaptured. As of April 30, 2026, there were no previously waived and reimbursed fees that are subject to recapture.

6.	Investment Transactions:

For the six months ended April 30, 2026, the Fund made purchases of $109,884,760 and sales of $218,698,794 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
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April 30, 2026 (Unaudited)

The tax character of dividends and distributions for the Fund declared during the fiscal years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2025	$—	$105,763,600	$105,763,600
2024	—	—	—

As of October 31, 2025, the components of Distributable Earnings on a tax basis were as follows:

Current Year Late-Year Ordinary Loss Deferral	$(5,792,978)
Undistributed Long-Term Capital Gain	277,783,259
Unrealized Appreciation	384,910,919
Other Temporary Differences	229
Total Distributable Earnings	$656,901,429

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2025 through October 31, 2025. For the tax year ended October 31, 2025, the Fund elected to treat qualified ordinary late year loss of $(5,792,978), as arising in the following fiscal year.

For Federal income tax purposes, the cost of securities owned at October 31, 2025, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales loss which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future periods and mark to market on unrealized gains on PFIC.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2026, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$462,235,546	$360,912,806	$(48,716,415)	$312,196,391

8.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

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Derivatives Risk — The Fund’s use of foreign exchange forwards and market access products (including Participatory Notes and Low Exercise Price Warrants) is subject to market risk, correlation risk, valuation risk, liquidity risk and credit risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may cause the Fund to have to accept a lower price to sell a derivative, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. The Fund’s use of foreign exchange forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk in this context is the risk that the derivatives instrument used for hedging currency exposure may also limit any potential gain that may result from a change in relative values of the underlying currencies. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Emerging Markets Securities Risk — The Fund may invest in companies located or doing business in emerging market countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. For purposes of determining whether a particular country is considered a developed market or an emerging market, the Fund uses the designation set forth by the MSCI, a prominent provider of investment tools and data services for institutions worldwide.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. The Fund may incur operating expenses that are higher than those of mutual funds that invest exclusively in U.S. equity securities due to higher custodial fees and brokerage commissions associated with investments in foreign securities. These risks may be magnified in less-established emerging markets.

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April 30, 2026 (Unaudited)

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

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Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Growth Style Risk — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

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April 30, 2026 (Unaudited)

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Large Capitalization Company Risk — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Mid-Capitalization Company Risk — The mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
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Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

9.	Concentration of Shareholders:

At April 30, 2026, 55% of Institutional Class Shares outstanding were held by two shareholders and 86% of Investor Class Shares outstanding were held by two shareholders of record owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	Recent Accounting Pronouncement:

The Fund adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026 (Unaudited)

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 24–25, 2026 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
April 30, 2026

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Sands Capital Global Growth Fund

c/o SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219009

Kansas City, MO 64121

888-826-5646

Adviser:

Sands Capital Management, LLC

1000 Wilson Boulevard, Suite 3000

Arlington, VA 22209

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

SAN-SA-001-1700

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026